Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Trade and other receivables [abstract]
Bad debt expense recognised on trade accounts receivables	£ 21.8	£ 8.3	£ 19.0